Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 3,931,847	$ 3,060,642
Cost of sales and operating expenses (note 10)	(2,856,920)	(2,351,949)
Depreciation and amortization (note 10)	(245,303)	(232,225)
Operating income	829,624	476,468
Earnings of associate (note 6)	72,001	75,995
Finance costs (note 11)	(94,416)	(94,955)
Finance income and other expenses	4,266	13,377
Income before income taxes	811,475	470,885
Income tax expense (note 15):
Current	(91,027)	(85,504)
Deferred	(62,464)	(10,284)
Tax expense (income), continuing operations	(153,491)	(95,788)
Net income	657,984	375,097
Attributable to:
Methanex Corporation shareholders	568,982	316,135
Non-controlling interests (note 23)	89,002	58,962
Net income	$ 657,984	$ 375,097
Income per common share for the period attributable to Methanex Corporation shareholders:
Basic net income per common share (note 12) (in usd per share)	$ 7.07	$ 3.64
Diluted net income per common share (note 12) (in usd per share)	$ 6.92	$ 3.64
Weighted average number of common shares outstanding (in shares)	80,494,302	86,768,589
Diluted weighted average number of common shares outstanding (in shares)	80,889,525	86,824,948